VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

ANNUAL REPORT

DECEMBER 31, 2009

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Policyowners Invested in Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2009 and 2008, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the transfer agent or custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

March 19, 2010

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2009

	Cost	Shares/Units	Market Value
ASSETS
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$15,215,095	15,215,095	$15,215,095
BlackRock Government Income Portfolio	6,320,628	560,513	6,171,248
BlackRock Total Return Portfolio	6,107,019	532,117	5,741,544
BlackRock Large Cap Core Portfolio	20,817,373	1,042,493	17,701,524
BlackRock Fundamental Growth Portfolio	13,707,472	687,056	15,939,695
BlackRock Balanced Capital Portfolio	41,350,168	2,945,289	38,907,274
BlackRock High Income Portfolio	4,421,756	1,023,833	5,078,212
BlackRock Global Allocation Portfolio	12,959,052	794,895	11,382,894

	120,898,563		116,137,486

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities:
2010 Trust	21,129	27,135	26,868
2011 Trust	48,545	68,304	67,617
2013 Trust	5,682	12,645	11,671
2014 Trust	117,551	215,443	192,835
2019 Trust	114,336	220,785	148,332

	307,243		447,323

Total Invested Assets	121,205,806		116,584,809

Dividends Receivable			97,524

Total Assets			116,682,333

LIABILITIES
Payable to Monarch Life Insurance Company			1,826,556

Total Liabilities			1,826,556

Net Assets			$114,855,777

NET ASSETS
For Variable Life Insurance Policies			$114,853,757
Unamortized Allocated Policy Loading			2,020

Total Net Assets			$114,855,777

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2008

	Cost	Shares/Units	Market Value
ASSETS
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$19,153,439	19,153,439	$19,153,439
BlackRock Government Income Portfolio	6,782,743	598,615	7,033,724
BlackRock Total Return Portfolio	6,367,769	547,164	5,438,810
BlackRock Large Cap Core Portfolio	22,076,486	1,133,977	15,898,358
BlackRock Fundamental Growth Portfolio	15,299,299	751,392	12,766,143
BlackRock Balanced Capital Portfolio	45,342,849	3,140,853	35,899,951
BlackRock High Income Portfolio	2,297,709	481,527	1,728,681
BlackRock Global Allocation Portfolio	12,992,537	780,889	9,355,051

	130,312,831		107,274,157

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities:
2009 Trust	26,957	38,385	38,615
2010 Trust	23,237	30,206	29,892
2011 Trust	34,067	54,424	54,016
2013 Trust	5,785	12,836	11,974
2014 Trust	124,959	232,062	207,723
2019 Trust	117,590	227,129	164,730

	332,595		506,950

Total Invested Assets	$130,645,426		107,781,107

Dividends Receivable			52,364

Total Assets			107,833,471

LIABILITIES
Payable to Monarch Life Insurance Company			1,721,112
Pending Trades			12

Total Liabilities			1,721,124

Net Assets			$106,112,347

NET ASSETS
For Variable Life Insurance Policies			$106,107,949
Unamortized Allocated Policy Loading			4,398

Total Net Assets			$106,112,347

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Total	BlackRock Money Market Division	BlackRock Government Income Division	BlackRock Total Return Division	BlackRock Large Cap Core Division	BlackRock Fundamental Growth Division	BlackRock Balanced Capital Division	BlackRock High Income Division
Investment Income:
Dividends	$2,556,848	$57,448	$295,022	$314,950	$257,189	$99,966	$1,040,423	$228,187
Expenses:
Risk Charges and Administrative Expenses	(628,950)	(106,114)	(35,956)	(30,457)	(92,190)	(77,555)	(208,459)	(13,921)
Transaction Charges	(1,523)	—	—	—	—	—	—	—

Net Investment Income (Loss)	1,926,375	(48,666)	259,066	284,493	164,999	22,411	831,964	214,266

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(3,064,876)	—	(29,854)	(105,601)	49,438	(363,596)	(1,812,592)	(522,602)
Net Unrealized Gains (Losses)	18,243,322	—	(400,362)	563,484	3,062,279	4,765,379	7,000,004	1,225,483
Capital Gain Distributions	16,283	1,419	14,864	—	—	—	—	—

Net Gains and (Losses)	15,194,729	1,419	(415,352)	457,883	3,111,717	4,401,783	5,187,412	702,881

Net Increase (Decrease) in Net Assets Resulting from Operations	17,121,104	(47,247)	(156,286)	742,376	3,276,716	4,424,194	6,019,376	917,147

Transfers of Net Premiums	1,646,182	299,506	102,677	112,845	275,434	182,323	561,755	17,526
Transfers of Policy Loading, Net	(2,378)	(310)	(126)	(118)	(361)	(325)	(793)	(104)
Transfers Due to Deaths	(2,367,364)	(354,156)	(105,724)	(121,009)	(350,372)	(236,321)	(892,719)	(222,786)
Transfers Due to Other Terminations	(5,642,885)	(2,217,430)	(232,489)	(235,578)	(541,967)	(619,852)	(1,448,072)	(37,478)
Transfers Due to Policy Loans	1,728,679	(211,649)	(25,058)	1,448	137,962	112,774	94,025	1,631,968
Transfers of Cost of Insurance	(3,364,883)	(612,211)	(177,190)	(177,853)	(520,657)	(491,703)	(1,009,299)	(112,150)
Transfers of Net Loan Cost	(375,023)	(88,369)	(16,106)	(13,743)	(53,032)	(75,188)	(91,350)	(12,265)
Transfers Among Investment Divisions	—	(638,802)	(222,066)	(12,881)	(443,786)	(168,017)	(261,388)	1,149,242

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(8,377,673)	(3,823,421)	(676,082)	(446,889)	(1,496,779)	(1,296,309)	(3,047,841)	2,413,953

Total Increase (Decrease) in Net Assets	8,743,430	(3,870,668)	(832,368)	295,487	1,779,937	3,127,885	2,971,535	3,331,100
Net Assets - Beginning of Year	106,112,347	18,847,585	6,929,842	5,382,450	15,644,485	12,562,287	35,326,680	1,714,513

Net Assets - End of Year	$114,855,777	$14,976,917	$6,097,474	$5,677,937	$17,424,422	$15,690,172	$38,298,215	$5,045,613

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009 (Continued)

	BlackRock Global Allocation Division	2009 Division	2010 Division	2011 Division	2013 Division	2014 Division	2019 Division
Investment Income:
Dividends	$263,663	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(61,749)	(25)	(175)	(455)	(58)	(1,091)	(745)
Transaction Charges	—	(14)	(97)	(223)	(39)	(650)	(500)

Net Investment Income (Loss)	201,914	(39)	(272)	(678)	(97)	(1,741)	(1,245)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(301,693)	11,553	922	709	76	7,331	1,032
Net Unrealized Gains (Losses)	2,061,328	(11,657)	(916)	(876)	(200)	(7,480)	(13,144)
Capital Gain Distributions	—	—	—	—	—	—	—

Net Gains and (Losses)	1,759,635	(104)	6	(167)	(124)	(149)	(12,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,961,549	(143)	(266)	(845)	(221)	(1,890)	(13,357)

Transfers of Net Premiums	87,053	26	—	1,892	19	5,125	—
Transfers of Policy Loading, Net	(232)	—	(1)	(1)	—	(4)	(3)
Transfers Due to Deaths	(82,247)	—	(122)	(307)	(53)	(875)	(673)
Transfers Due to Other Terminations	(310,539)	(492)	77	119	28	473	315
Transfers Due to Policy Loans	(5,248)	—	—	—	—	(7,543)	—
Transfers of Cost of Insurance	(250,003)	(504)	(1,790)	(1,087)	(59)	(8,486)	(1,891)
Transfers of Net Loan Cost	(21,713)	(510)	(875)	(13)	3	(1,386)	(476)
Transfers Among Investment Divisions	620,421	(36,374)	—	13,651	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	37,492	(37,854)	(2,711)	14,254	(62)	(12,696)	(2,728)

Total Increase (Decrease) in Net Assets	1,999,041	(37,997)	(2,977)	13,409	(283)	(14,586)	(16,085)
Net Assets - Beginning of Year	9,205,664	37,997	29,424	53,151	11,773	204,401	162,095

Net Assets - End of Year	$11,204,705	$—	$26,447	$66,560	$11,490	$189,815	$146,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

	Total	BlackRock Money Market Division	BlackRock Government Income Division	BlackRock Total Return Division	BlackRock Large Cap Core Division	BlackRock Fundamental Growth Division	BlackRock Balanced Capital Division	BlackRock High Income Division
Investment Income:
Dividends	$3,601,925	$572,769	$184,619	$311,586	$249,321	$124,485	$1,346,764	$158,094
Expenses:
Risk Charges and Administrative Expenses	(771,748)	(119,921)	(40,389)	(33,183)	(124,192)	(102,543)	(268,326)	(10,583)
Transaction Charges	(1,710)	—	—	—	—	—	—	—

Net Investment Income (Loss)	2,828,467	452,848	144,230	278,403	125,129	21,942	1,078,438	147,511

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(687,531)	—	(88,770)	(77,714)	323,103	(144,830)	(990,832)	(105,494)
Net Unrealized Gains (Losses)	(38,918,617)	—	401,268	(723,876)	(11,042,653)	(8,476,885)	(14,251,040)	(499,959)
Capital Gain Distributions	1,202,362	—	—	12,785	389,032	—	—	—

Net Gains and (Losses)	(38,403,786)	—	312,498	(788,805)	(10,330,518)	(8,621,715)	(15,241,872)	(605,453)

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,575,319)	452,848	456,728	(510,402)	(10,205,389)	(8,599,773)	(14,163,434)	(457,942)

Transfers of Net Premiums	1,894,944	366,655	121,707	133,356	297,051	213,605	650,178	19,803
Transfers of Policy Loading, Net	(21)	(505)	47	13	(81)	(27)	548	—
Transfers Due to Deaths	(2,546,247)	(501,800)	(132,227)	(91,959)	(299,706)	(378,519)	(1,095,570)	(16,203)
Transfers Due to Other Terminations	(6,334,912)	(1,490,366)	(1,377,833)	(628,337)	(464,889)	(520,012)	(1,742,705)	(10,664)
Transfers Due to Policy Loans	(1,828,834)	(2,224,147)	82,097	29,267	67,218	51,577	(4,302)	63,899
Transfers of Cost of Insurance	(4,006,917)	(779,508)	(238,433)	(211,094)	(594,152)	(522,350)	(1,280,175)	(84,973)
Transfers of Net Loan Cost	(398,024)	(97,874)	(19,715)	(17,212)	(52,879)	(68,991)	(107,374)	(6,605)
Transfers Among Investment Divisions	—	1,786,169	332,507	172,685	(607,367)	(510,730)	(816,019)	413,415

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(13,220,011)	(2,941,376)	(1,231,850)	(613,281)	(1,654,805)	(1,735,447)	(4,395,419)	378,672

Total Increase (Decrease) in Net Assets	(48,795,330)	(2,488,528)	(775,122)	(1,123,683)	(11,860,194)	(10,335,220)	(18,558,853)	(79,270)
Net Assets - Beginning of Year	154,907,677	21,336,113	7,704,964	6,506,133	27,504,679	22,897,507	53,885,533	1,793,783

Net Assets - End of Year	$106,112,347	$18,847,585	$6,929,842	$5,382,450	$15,644,485	$12,562,287	$35,326,680	$1,714,513

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008 (Continued)

	BlackRock Global Allocation Division	2008 Division	2009 Division	2010 Division	2011 Division	2013 Division	2014 Division
Investment Income:
Dividends	$654,287	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(69,738)	(111)	(231)	(209)	(388)	(57)	(1,155)
Transaction Charges	—	(75)	(135)	(115)	(175)	(37)	(682)

Net Investment Income (Loss)	584,549	(186)	(366)	(324)	(563)	(94)	(1,837)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	325,920	59,785	1,070	3,588	576	146	5,267
Net Unrealized Gains (Losses)	(4,317,537)	(59,780)	227	(1,402)	3,726	1,168	20,349
Capital Gain Distributions	800,545	—	—	—	—	—	—

Net Gains and (Losses)	(3,191,072)	5	1,297	2,186	4,302	1,314	25,616

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,606,523)	(181)	931	1,862	3,739	1,220	23,779

Transfers of Net Premiums	85,230	—	323	—	1,906	5	5,125
Transfers of Policy Loading, Net	(16)	—	—	—	—	—	—
Transfers Due to Deaths	(29,688)	—	—	—	—	—	(575)
Transfers Due to Other Terminations	(99,966)	2,164	(142)	(30)	(227)	(92)	(961)
Transfers Due to Policy Loans	107,605	—	—	—	—	—	(2,048)
Transfers of Cost of Insurance	(280,884)	1,223	(1,595)	(1,829)	(1,007)	(135)	(9,026)
Transfers of Net Loan Cost	(24,007)	204	(383)	(899)	(36)	(9)	(1,545)
Transfers Among Investment Divisions	(585,994)	(177,515)	107	(9,415)	196	560	734

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(827,720)	(173,924)	(1,690)	(12,173)	832	329	(8,296)

Total Increase (Decrease) in Net Assets	(3,434,243)	(174,105)	(759)	(10,311)	4,571	1,549	15,483
Net Assets - Beginning of Year	12,639,907	174,105	38,756	39,735	48,580	10,224	188,918

Net Assets - End of Year	$9,205,664	$—	$37,997	$29,424	$53,151	$11,773	$204,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008 (Continued)

2019 Division

Investment Income:
Dividends	$—
Expenses:
Risk Charges and Administrative Expenses	(722)
Transaction Charges	(491)

Net Investment Income (Loss)	(1,213)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	654
Net Unrealized Gains (Losses)	27,777
Capital Gain Distributions	—

Net Gains and (Losses)	28,431

Net Increase (Decrease) in Net Assets Resulting from Operations	27,218

Transfers of Net Premiums	—
Transfers of Policy Loading, Net	—
Transfers Due to Deaths	—
Transfers Due to Other Terminations	(852)
Transfers Due to Policy Loans	—
Transfers of Cost of Insurance	(2,979)
Transfers of Net Loan Cost	(699)
Transfers Among Investment Divisions	667

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(3,863)

Total Increase (Decrease) in Net Assets	23,355
Net Assets - Beginning of Year	138,740

Net Assets - End of Year	$162,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of thirteen investment divisions. Eight of the divisions each invest solely in the shares of eight corresponding portfolios of the BlackRock Series Fund, Inc. (Series Fund), a diversified open-end management investment company registered under the 1940 Act. The Series Fund’s investment advisor is BlackRock Advisors, LLC. Five of the divisions each invest solely in the units of five corresponding series trusts of The Merrill Lynch Fund of Stripped (AZero@) U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Advisor’s Asset Management, a division of Fixed Income Securities, L.P.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits. Additional assets are held in Monarch Life’s general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes. For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account. This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value, which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts, respectively, and are recorded by the Account on the ex-dividend date.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Continued)

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

ACCOUNTING STANDARDS CODIFICATION: In June 2009, the Financial Accounting Standards Board (FASB) approved the FASB Accounting Standards Codification (ASC), or Codification. Codification creates a single source of authoritative nongovernmental generally accepted accounting principles in the United States of America.

SUBSEQUENT EVENTS: In May 2009, the FASB amended ASC 855, “Subsequent Events.” ASC 855, as amended, establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The standard also includes new required disclosure of the date through which an entity has evaluated subsequent events.

As of March 19, 2010, the date in which the financial statements were issued, management has determined that no subsequent events have occurred following the balance sheet date of December 31, 2009, which require recognition or disclosure in the financial statements.

FAIR VALUE MEASUREMENT: On January 1, 2008, the Account adopted ASC 820, “Fair Value Measurements and Disclosures.” At December 31, 2009 and December 31, 2008, all the Account’s recurring fair value measurements, which consist solely of mutual funds and marketable securities, represent Level 1 fair value measurements, which, as defined in ASC 820, are quoted prices in active markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2009, are shown below:

	Purchases	Sales
BlackRock Money Market Portfolio	$4,093,565	$8,031,906
BlackRock Government Income Portfolio	346,649	778,911
BlackRock Total Return Portfolio	502,208	657,357
BlackRock Large Cap Core Portfolio	412,935	1,721,487
BlackRock Fundamental Growth Portfolio	412,391	1,640,623
BlackRock Balanced Capital Portfolio	1,223,814	3,403,903
BlackRock High Income Portfolio	3,932,518	1,285,869
BlackRock Global Allocation Portfolio	1,542,096	1,273,888
2009 Trust	—	38,511
2010 Trust	28	3,057
2011 Trust	15,337	1,568
2013 Trust	56	235
2014 Trust	1,460	16,199
2019 Trust	39	4,325

Totals	$12,483,096	$18,857,839

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners’ investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to the sponsor of the Trusts, on the sale of units of the Trusts to the Account and deducts a daily charge from the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners’ respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2009, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
BlackRock Money Market Division	60,469	153,862	(93,393)
BlackRock Government Income Division	3,856	12,678	(8,822)
BlackRock Total Return Division	10,248	15,495	(5,247)
BlackRock Large Cap Core Division	10,521	24,549	(14,028)
BlackRock Fundamental Growth Division	11,625	27,445	(15,820)
BlackRock Balanced Capital Division	31,391	90,907	(59,516)
BlackRock High Income Division	90,631	40,490	50,141
BlackRock Global Allocation Division	25,159	25,238	(79)
2009 Division	1	817	(816)
2010 Division	—	60	(60)
2011 Division	365	28	337
2013 Division	1	3	(2)
2014 Division	97	485	(388)
2019 Division	63	215	(152)

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50. Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year. These fees (if applicable) would be deducted from a policyowner’s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%. A policyowner’s investment base is reduced by the net loan cost.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

NOTE 8-POLICYOWNERS’ INVESTMENT BASE

Policyowners’ investment base for 2009, 2008, 2007, 2006, and 2005 consists of the following:

	At December 31,					For the year ended December 31,
	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
2009
BlackRock Money Market Division	361,934	$38.29	to	$43.06	$15,215,095	0.32%	0.50%	to	0.90%	(0.60%)	to	(0.19%)
BlackRock Government Income Division	78,654	71.06	to	79.92	6,194,286	4.56%	0.50%	to	0.90%	(2.55%)	to	(2.15%)
BlackRock Total Return Division	63,755	81.48	to	91.64	5,768,121	5.67%	0.50%	to	0.90%	13.85%	to	14.32%
BlackRock Large Cap Core Division	145,168	110.82	to	124.63	17,701,523	1.62%	0.50%	to	0.90%	21.81%	to	22.29%
BlackRock Fundamental Growth Division	167,155	86.17	to	96.91	15,939,695	0.73%	0.50%	to	0.90%	36.17%	to	36.72%
BlackRock Balanced Capital Division	668,268	53.74	to	59.39	38,907,281	2.93%	0.50%	to	0.90%	17.67%	to	18.14%
BlackRock High Income Division	103,517	46.04	to	50.68	5,126,143	9.43%	0.50%	to	0.90%	51.35%	to	51.96%
BlackRock Global Allocation Division	201,851	52.89	to	57.94	11,382,894	2.68%	0.50%	to	0.90%	21.39%	to	21.88%
2010 Division	564	44.91	to	48.64	26,868	—	0.84%	to	1.24%	(1.17%)	to	(0.78%)
2011 Division	1,645	39.6	to	42.72	67,623	—	0.84%	to	1.24%	(1.47%)	to	(1.09%)
2013 Division	347	31.52	to	33.72	11,668	—	0.84%	to	1.24%	(2.26%)	to	(1.89%)
2014 Division	5,612	32.58	to	34.72	192,826	—	0.84%	to	1.24%	(1.24%)	to	(0.86%)
2019 Division	7,546	18.82	to	19.66	148,329	—	0.84%	to	1.24%	(8.51%)	to	(8.13%)

2008
BlackRock Money Market Division	455,327	$38.52	to	$43.14	$19,153,472	2.94%	0.50%	to	0.90%	1.89%	to	2.31%
BlackRock Government Income Division	87,476	72.92	to	81.68	7,042,413	2.36%	0.50%	to	0.90%	6.36%	to	6.80%
BlackRock Total Return Division	69,002	71.57	to	80.16	5,469,694	4.57%	0.50%	to	0.90%	(8.60%)	to	(8.23%)
BlackRock Large Cap Core Division	159,196	90.98	to	101.91	15,898,361	1.18%	0.50%	to	0.90%	(38.51%)	to	(38.26%)
BlackRock Fundamental Growth Division	182,975	63.28	to	70.88	12,766,147	0.70%	0.50%	to	0.90%	(39.37%)	to	(39.12%)
BlackRock Balanced Capital Division	727,784	45.67	to	50.27	35,899,953	2.96%	0.50%	to	0.90%	(27.50%)	to	(27.20%)
BlackRock High Income Division	53,376	30.42	to	33.35	1,742,685	7.97%	0.50%	to	0.90%	(28.70%)	to	(28.41%)
BlackRock Global Allocation Division	201,930	43.57	to	47.54	9,355,051	6.02%	0.50%	to	0.90%	(21.40%)	to	(21.08%)
2009 Division	816	44.42	to	48.12	38,614	—	0.84%	to	1.24%	2.06%	to	2.48%
2010 Division	624	45.44	to	49.02	29,902	—	0.84%	to	1.24%	4.85%	to	5.28%
2011 Division	1,308	40.19	to	43.19	54,014	—	0.84%	to	1.24%	7.44%	to	7.88%
2013 Division	349	32.25	to	34.37	11,965	—	0.84%	to	1.24%	10.72%	to	11.17%
2014 Division	6,000	32.99	to	35.02	207,718	—	0.84%	to	1.24%	12.16%	to	12.61%
2019 Division	7,698	20.57	to	21.4	164,726	—	0.84%	to	1.24%	19.28%	to	19.77%

2007
BlackRock Money Market Division	524,391	$37.8	to	$42.17	$21,583,773	5.32%	0.50%	to	0.90%	4.07%	to	4.51%
BlackRock Government Income Division	103,058	68.56	to	76.48	7,794,370	5.33%	0.50%	to	0.90%	4.38%	to	4.80%
BlackRock Total Return Division	76,089	78.31	to	87.36	6,581,634	5.13%	0.50%	to	0.90%	3.53%	to	3.95%
BlackRock Large Cap Core Division	171,846	147.96	to	165.05	27,823,915	1.04%	0.50%	to	0.90%	7.32%	to	7.75%
BlackRock Fundamental Growth Division	202,100	104.37	to	116.43	23,163,266	0.64%	0.50%	to	0.90%	18.74%	to	19.22%
BlackRock Balanced Capital Division	803,536	63	to	69.06	54,510,966	2.76%	0.50%	to	0.90%	4.69%	to	5.11%
BlackRock High Income Division	39,765	42.67	to	46.59	1,814,592	1.52%	0.50%	to	0.90%	1.79%	to	2.22%
BlackRock Global Allocation Division	217,528	55.44	to	60.24	12,786,612	20.62%	0.50%	to	0.90%	16.89%	to	17.36%
2008 Division	3,482	46.7	to	50.59	176,126	—	0.84%	to	1.24%	4.01%	to	4.44%
2009 Division	848	43.53	to	46.96	39,206	—	0.84%	to	1.24%	5.63%	to	6.05%
2010 Division	883	43.33	to	46.57	40,196	—	0.84%	to	1.24%	7.01%	to	7.48%
2011 Division	1,281	37.41	to	40.03	49,144	—	0.84%	to	1.24%	8.09%	to	8.51%
2013 Division	335	29.13	to	30.92	10,343	—	0.84%	to	1.24%	8.86%	to	9.34%
2014 Division	6,213	29.41	to	31.09	191,110	—	0.84%	to	1.24%	9.37%	to	9.82%
2019 Division	7,855	17.25	to	17.87	140,350	—	0.84%	to	1.24%	9.04%	to	9.50%

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
2006
BlackRock Money Market Division	575,087	$36.32	to	$40.35	$22,659,341	5.14%	0.50%	to	0.90%	3.79%	to	4.21%
BlackRock Government Income Division	107,408	65.68	to	72.98	7,751,533	4.65%	0.50%	to	0.90%	3.18%	to	3.60%
BlackRock Bond Division	79,800	75.64	to	84.04	6,642,384	4.56%	0.50%	to	0.90%	3.44%	to	3.86%
BlackRock Large Cap Core Division	188,398	137.87	to	153.18	28,318,577	0.96%	0.50%	to	0.90%	14.03%	to	14.49%
BlackRock Fundamental Growth Division	221,627	87.9	to	97.66	21,317,119	0.92%	0.50%	to	0.90%	3.84%	to	4.26%
BlackRock Balanced Capital Division	879,955	60.18	to	65.7	56,844,440	2.67%	0.50%	to	0.90%	13.06%	to	13.52%
BlackRock High Income Division	52,190	41.92	to	45.58	2,332,349	1.65%	0.50%	to	0.90%	8.03%	to	8.46%
BlackRock Global Allocation Division	226,988	47.43	to	51.33	11,378,609	13.23%	0.50%	to	0.90%	15.84%	to	16.31%
2007 Division	2,218	47.02	to	50.93	111,442	—	0.84%	to	1.24%	3.00%	to	3.42%
2008 Division	16,253	44.9	to	48.44	787,272	—	0.84%	to	1.24%	2.51%	to	2.93%
2009 Division	1,885	41.21	to	44.28	82,907	—	0.84%	to	1.24%	2.37%	to	2.78%
2010 Division	942	40.49	to	43.33	39,932	—	0.84%	to	1.24%	2.05%	to	2.46%
2011 Division	1,250	34.61	to	36.89	44,288	—	0.84%	to	1.24%	1.97%	to	2.39%
2013 Division	337	26.76	to	28.28	9,530	—	0.84%	to	1.24%	1.79%	to	2.20%
2014 Division	6,293	26.89	to	28.31	176,287	—	0.84%	to	1.24%	1.69%	to	2.10%
2019 Division	14,267	15.82	to	16.32	232,741	—	0.84%	to	1.24%	0.21%	to	0.62%

2005
Mercury Money Reserve Division	698,628	$34.99	to	$38.72	$26,430,701	2.96%	0.50%	to	0.90%	1.95%	to	2.35%
Mercury Intermediate Govt. Bond Division	116,460	63.66	to	70.44	8,124,564	4.64%	0.50%	to	0.90%	2.55%	to	2.95%
Mercury Core Bond Strategy Division	99,951	73.13	to	80.92	7,999,131	4.94%	0.50%	to	0.90%	1.13%	to	1.54%
Mercury Large Cap Core Strategy Division	204,297	120.91	to	133.79	26,846,833	0.69%	0.50%	to	0.90%	12.46%	to	12.92%
Mercury Fundamental Growth Strat. Division	251,674	84.64	to	93.66	23,225,609	0.94%	0.50%	to	0.90%	7.09%	to	7.52%
Mercury Balanced Capital Strategy Division	951,961	53.22	to	57.87	54,205,343	2.25%	0.50%	to	0.90%	3.50%	to	3.93%
Mercury High Yield Bond Division	53,102	38.8	to	42.02	2,192,872	2.51%	0.50%	to	0.90%	1.25%	to	1.67%
Mercury Global Allocation Strategy Division	227,127	40.94	to	44.13	9,803,151	12.52%	0.50%	to	0.90%	9.91%	to	10.35%
2006 Division	6,198	41.89	to	45.37	277,699	—	0.84%	to	1.24%	1.38%	to	1.77%
2007 Division	4,044	45.65	to	49.25	196,815	—	0.84%	to	1.24%	0.37%	to	0.78%
2008 Division	17,234	43.8	to	47.06	811,085	—	0.84%	to	1.24%	(0.43%)	to	(0.02%)
2009 Division	1,899	40.26	to	43.08	81,261	—	0.84%	to	1.24%	0.52%)	to	(0.12%)
2010 Division	1,106	39.67	to	42.28	45,801	—	0.84%	to	1.24%	(0.18%)	to	0.21%
2011 Division	1,215	33.94	to	36.03	42,179	—	0.84%	to	1.24%	0.59%	to	1.01%
2013 Division	339	26.28	to	27.67	9,395	—	0.84%	to	1.24%	1.55%	to	1.99%
2014 Division	5,714	26.44	to	27.72	156,667	—	0.84%	to	1.24%	1.97%	to	2.36%
2019 Division	15,027	15.78	to	16.22	243,583	—	0.84%	to	1.24%	7.20%	to	7.63%

*	These ratios represent dividends received by the Accounts divisions from the underlying investments, divided by the respective divisions average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Accounts unit values. The recognition of investment income by the Accounts divisions is affected by the timing of the declaration of dividends by the underlying investments.
**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Accounts unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.
***	These ratios represent the total return of the Accounts divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

59598 05/10